Financial instruments risks - Net Credit Risk Exposure Explanatory (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Maximum exposure to credit risk	$ 15,350,501,149	$ 11,753,183,986
Collateral held or other credit enhancements	(2,846,051,751)	(4,713,488,682)
Total net credit risk exposure	$ 12,504,449,398	$ 7,039,695,304